Other Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Other Receivables [Abstract]
Summary of other Receivables

	December 31,
	2013	2012
Deposits to supermarkets	$117,661	$79,419
Loan receivable	589,159	-
Travel advances to employees	21,785	22,648
Others	1,028	3,361
	729,633	105,428
Less: allowance for doubtful accounts	(230,330)	(11,457)
	$499,303	$93,971